SHARE BASED COMPENSATION (Summary of the RSUs) (Details) - Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	750,000
Vested (in shares) | shares	(200,000)
Forfeited (in shares) | shares	(412,500)
Outstanding at the end of the period (in shares) | shares	137,500
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 2.72
Vested (in dollars per share) | $ / shares	2.72
Forfeited (in dollars per share) | $ / shares	2.72
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 2.72